GOODWILL AND INTANGIBLE ASSETS, NET - Sensitivity analysis (Details) - Banking - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Panama | Growth rate
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	5.80%	6.70%
Panama | Growth rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	9.10%	8.90%
Recoverable amount	$ 10,825,415	$ 9,801,900
Panama | Growth rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	8.60%	8.40%
Recoverable amount	$ 12,875,675	$ 12,864,721
Panama | Growth rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	8.10%	7.90%
Recoverable amount	$ 15,818,601	$ 18,487,028
Panama | Discount rate
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	8.60%	8.40%
Panama | Discount rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	5.30%	6.20%
Recoverable amount	$ 11,445,342	$ 10,827,366
Panama | Discount rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	5.80%	6.70%
Recoverable amount	$ 12,875,675	$ 12,864,721
Panama | Discount rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	6.30%	7.20%
Recoverable amount	$ 14,927,894	$ 16,599,874
El Salvador | Growth rate
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	3.70%	4.10%
El Salvador | Growth rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	15.00%	12.50%
Recoverable amount	$ 2,767,605	$ 3,110,435
El Salvador | Growth rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	14.50%	12.00%
Recoverable amount	$ 2,910,600	$ 3,310,969
El Salvador | Growth rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	14.00%	11.50%
Recoverable amount	$ 3,067,742	$ 3,538,828
El Salvador | Discount rate
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	14.50%	12.00%
El Salvador | Discount rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	3.20%	3.60%
Recoverable amount	$ 2,860,861	$ 3,232,992
El Salvador | Discount rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	3.70%	4.10%
Recoverable amount	$ 2,910,600	$ 3,310,969
El Salvador | Discount rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	4.20%	4.60%
Recoverable amount	$ 2,965,172	$ 3,399,482
Guatemala | Growth rate
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	5.10%	5.20%
Guatemala | Growth rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	11.30%	10.90%
Recoverable amount	$ 3,183,867	$ 2,099,213
Guatemala | Growth rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	10.80%	10.40%
Recoverable amount	$ 3,511,578	$ 2,325,334
Guatemala | Growth rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	10.30%	9.90%
Recoverable amount	$ 3,903,315	$ 2,600,045
Guatemala | Discount rate
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	10.80%	10.40%
Guatemala | Discount rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	4.60%	4.70%
Recoverable amount	$ 3,347,817	$ 2,196,032
Guatemala | Discount rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	5.10%	5.20%
Recoverable amount	$ 3,511,578	$ 2,325,334
Guatemala | Discount rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	5.60%	5.70%
Recoverable amount	$ 3,706,836	$ 2,482,145